EXECUTIVE INVESTORS LOGO



BLUE CHIP

HIGH YIELD

INSURED TAX EXEMPT



EXECUTIVE INVESTORS FUNDS

SEMI - ANNUAL REPORT
JUNE 30, 1999

MARKET OVERVIEW
EXECUTIVE INVESTORS TRUST

Dear Investor:

We are pleased to present this Market Overview for the semi-annual report for the Executive Investors Trust funds for the six month period ended June 30, 1999. The period under review was characterized by a strong U.S. economy, rising interest rates and a climbing stock market.

THE ECONOMY
The U.S. economy, now in its ninth year of expansion, continued its remarkable performance. Economic growth in the first quarter of 1999 was strong, with the Gross Domestic Product (GDP) growing by 4.3% on an annualized basis. The momentum continued into the second quarter, with growth of 2.3% on an annualized basis. Although the economy continued to expand, inflation stayed under control. As of June 30, the rate of inflation for the previous 12 months was 2% as measured by the Consumer Price Index (CPI). The unemployment rate remained near its lowest level in 30 years at 4.3%. Rising personal income, high consumer confidence, wealth from stock market gains and home price appreciation combined to power economic growth.

THE EQUITY MARKET
During the reporting period, most sectors of the equity market posted strong gains, driven largely by the vibrant domestic economy, healthy corporate earnings and subsiding concerns about inflation. There was a dramatic rotation among equity sectors during the period, as investors responded to perceived economic changes.

As the first quarter of 1999 began, investors were concerned about a possible slowing economy and a deteriorating corporate profit outlook for the year. Investors gravitated toward "growth" stocks, placing their bets on promising companies that they felt had the potential to grow at a rate faster than that of the economy. Early in the year, high-flying Internet stocks led the equity rally. Prominent technology companies continued to flourish as investors theorized that they would be able to post strong earnings despite an economic slowdown. The continued growth of Internet-related businesses helped boost the performances of providers of telecommunications services by fueling the need for greater bandwidth. In addition, leading hardware, software and networking companies' strong gains were propelled by the Internet phenomenon. In general, the returns of stocks of large capitalization companies outpaced those of medium capitalization and small capitalization companies for the first quarter.

In the second quarter of 1999, a number of economic influences triggered a pronounced shift in the equity environment. Economic data showed that earlier

EXECUTIVE INVESTORS TRUST

fears of sluggish growth were unjustified and that the U.S. economy remained surprisingly strong. In the international arena, economies throughout the world were generally healthy thanks to the stabilization of many emerging markets and central bank intervention aimed to keep interest rates and inflation low. Amid this good news, concerns mounted that the strong economic climate would spur inflation and raise interest rates. This boosted the stock performances of old-line industries whose sales jump when the economy booms and inflation rises.

The stocks of once lagging sectors such as metals, energy, basic materials, chemicals, paper and other classic cyclicals produced strong gains. The rising interest rate environment caused investors to pull away from growth-oriented and technology/Internet-related companies whose high price to earnings ratio made them appear overvalued. In a stunning reversal, the stocks of small-cap companies outpaced large- and mid-cap firms. Their gains were powered by strong earnings reports and heavy mergers and acquisition activity, as promising small companies were absorbed by larger firms.

THE BOND MARKET
During the first half of 1999, interest rates moved sharply higher, causing bond prices to decline. The 30-year U.S. Treasury rate rose from 5.10% on December 31 to 5.96% on June 30. The bellwether rate reached a high of 6.16% in June. This rising interest rate environment was driven by a number of factors, including the improvement of economies around the globe. With foreign economies and markets recovering from last year's financial markets crisis, the "flight to safety" which had benefited U.S. Treasuries reversed, as investors returned to riskier asset classes.

As well, the Federal Reserve became concerned that the continued strength of the U.S. economy, particularly when combined with tight labor markets, would lead to inflation. In an effort to preempt inflation, the Fed raised the Federal Funds rate 25 basis points (.25%), to 5%, on June 30. This tightening of monetary policy was a partial unwinding of last Fall's 75 basis point (.75%) decrease in the Federal Funds rate. Although the Fed has currently adopted a neutral stance toward interest rates, it remains alert to developments that may require further rate increases.

Among bond sectors, the high yield bond market provided the highest total returns over the past six months, as companies benefited from the strong economy and healthy earnings. The mortgage-backed bond market was the second best performing bond sector as higher rates substantially reduced prepayment risk. Treasury securities and investment grade corporate bonds had the lowest total returns among bond sectors, in large part due to heavy issuance of U.S. agency and corporate debt. Lastly, in June, long-term municipal bond yields rose to their highest level in over 18 months.

LOOKING AHEAD
Going forward, we remain optimistic that the equity market could produce positive gains for the remainder of the year. However, we are watchful that an economic downturn could negatively affect investor sentiment. As the year progresses, Year 2000 issues will increasingly hang over some stocks and industries. Overall, we are encouraged by the healthy fundamentals of the domestic economy and promising corporate earnings, which should create a positive backdrop for the equity market.

We anticipate that the bond market will remain stable, at best, for the next three to six months. The domestic economy remains strong, although inflation is not yet apparent. The Fed should remain vigilant in its mission to keep inflation under control. To this end, one or two additional interest rate hikes over the next six months are possible. The bond markets can potentially perform better in the next six to nine months if the economy slows, inflation remains low and the Fed is satisfied with the economic outlook.

Thank you for your continued confidence in Executive Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Patricia D. Poitra
Patricia D. Poitra
Director of Equities
Executive Investors Management Company, Inc.

/s/ Clark D. Wagner
Clark D. Wagner
Chief Investment Officer
Executive Investors Management Company, Inc.

July 30, 1999

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS BLUE CHIP FUND
June 30, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            COMMON STOCKS--97.2%
            BASIC MATERIALS--2.2%
      200   Alcoa, Inc.                                        $   12,375     $    23
      200   Du Pont (E.I.) de Nemours & Company                    13,662          25
      700   Ecolab, Inc.                                           30,537          57
    1,500   Mead Corporation                                       62,625         116
-------------------------------------------------------------------------------------
                                                                  119,199         221
-------------------------------------------------------------------------------------
            CAPITAL GOODS--9.1%
      300   Deere & Company                                        11,887          22
    1,000   Ford Motor Company                                     56,437         105
    1,500   General Electric Company                              169,500         315
    1,300   Ingersoll-Rand Company                                 84,012         156
      500   Pitney Bowes, Inc.                                     32,125          60
    1,400   Tyco International, Ltd.                              132,650         247
-------------------------------------------------------------------------------------
                                                                  486,611         905
-------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--7.1%
    2,800   *AT&T Corp. - Liberty Media Group - Class "A"         102,900         191
    1,100   Bell Atlantic Corporation                              71,912         134
      700   GTE Corporation                                        53,025          99
    1,500   *MCI Worldcom, Inc.                                   129,375         240
      800   *Qwest Communications International, Inc.              26,450          49
-------------------------------------------------------------------------------------
                                                                  383,662         713
-------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--8.9%
      600   *Abercrombie & Fitch Company - Class "A"               28,800          54
      300   *Best Buy Company, Inc.                                20,250          38
    1,100   *Costco Companies, Inc.                                88,069         164
      800   Home Depot, Inc.                                       51,550          96
    1,400   Masco Corporation                                      40,425          75
    1,200   McGraw-Hill Companies, Inc.                            64,725         120
      450   *Office Depot, Inc.                                     9,928          18
      800   Tribune Company                                        69,700         130
    2,200   Wal-Mart Stores, Inc.                                 106,150         197
-------------------------------------------------------------------------------------
                                                                  479,597         892
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            CONSUMER STAPLES--12.3%
    1,200   Anheuser-Busch Companies, Inc.                     $   85,125     $   158
    1,200   Bergen Brunswig Corporation - Class "A"                20,700          38
      700   Bestfoods                                              34,650          64
      700   *Clear Channel Communications, Inc.                    48,256          90
      900   General Mills, Inc.                                    72,337         134
    1,000   *Kroger Company                                        27,937          52
    2,500   PepsiCo, Inc.                                          96,719         180
      600   Procter & Gamble Company                               53,550         100
    1,500   *Safeway, Inc.                                         74,250         138
    1,400   Time Warner, Inc.                                     102,900         191
      357   Unilever NV - NY Shares (ADR)                          24,901          46
      500   *Viacom, Inc. - Class "B"                              22,000          41
-------------------------------------------------------------------------------------
                                                                  663,325       1,232
-------------------------------------------------------------------------------------
            ENERGY--4.9%
    1,500   Baker Hughes, Inc.                                     50,250          93
      300   Chevron Corporation                                    28,556          53
    1,300   Exxon Corporation                                     100,262         186
      100   Mobil Corporation                                       9,900          18
      400   Royal Dutch Petroleum Company - NY Shares (ADR)        24,100          45
    1,600   Sunoco, Inc.                                           48,300          90
-------------------------------------------------------------------------------------
                                                                  261,368         485
-------------------------------------------------------------------------------------
            FINANCIAL--17.0%
      200   American Express Company                               26,025          48
      837   American International Group, Inc.                     97,981         182
    1,900   Banc One Corporation                                  113,169         210
      739   Bank of America Corporation                            54,178         101
      500   Capital One Financial Corporation                      27,844          52
    1,300   Chase Manhattan Corporation                           112,613         209
    1,650   Citigroup, Inc.                                        78,375         146
      500   Fannie Mae                                             34,188          64
    1,500   First Union Corporation                                70,500         131
      800   Freddie Mac                                            46,400          86
    1,300   Hartford Financial Services Group, Inc.                75,806         141
      450   Jefferson-Pilot Corporation                            29,784          55
    1,700   MBNA Corporation                                       52,063          97
      300   Merrill Lynch & Company, Inc.                          23,981          45
-------------------------------------------------------------------------------------

EXECUTIVE INVESTORS BLUE CHIP FUND
June 30, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            FINANCIAL (continued)
      200   Morgan Stanley Dean Witter & Company               $   20,500     $    38
    1,100   SLM Holding Corporation                                50,394          94
-------------------------------------------------------------------------------------
                                                                  913,801       1,699
-------------------------------------------------------------------------------------
            HEALTHCARE--11.4%
      600   Abbott Laboratories                                    27,300          51
    2,400   American Home Products Corporation                    138,000         256
      900   Bristol-Myers Squibb Company                           63,394         118
      500   Cardinal Health, Inc.                                  32,062          60
      500   Eli Lilly and Company                                  35,813          67
      600   Johnson & Johnson                                      58,800         109
      500   Medtronic, Inc.                                        38,938          72
    1,200   Merck & Company, Inc.                                  88,800         165
      400   Pfizer, Inc.                                           43,900          82
    1,200   Warner-Lambert Company                                 83,250         155
-------------------------------------------------------------------------------------
                                                                  610,257       1,135
-------------------------------------------------------------------------------------
            TECHNOLOGY--22.5%
      100   *America Online, Inc.                                  11,050          21
      800   *Applied Materials, Inc.                               59,100         110
    1,600   *Cisco Systems, Inc.                                  103,200         192
      900   *Compuware Corporation                                 28,631          53
    4,800   Ericsson (L.M.) Telephone Company - Class "B"
              (ADR)                                               158,100         294
      600   Hewlett-Packard Company                                60,300         112
    1,600   Intel Corporation                                      95,200         177
      400   International Business Machines Corporation            51,700          96
    1,300   *Jabil Circuit, Inc.                                   58,663         109
      400   *Litton Industries, Inc.                               28,700          53
    1,400   *LSI Logic Corporation                                 64,575         120
    1,200   Lucent Technologies, Inc.                              80,925         150
    1,100   *Metzler Group, Inc.                                   30,388          56
    1,000   *Microsoft Corporation                                 90,188         168
      300   Nortel Networks Corporation                            26,044          48
      900   *Oracle Corporation                                    33,413          62
      700   *Sequent Computer Systems, Inc.                        12,425          23
      400   *Sun Microsystems, Inc.                                27,550          51
    4,300   *Symantec Corporation                                 109,650         204
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
   SHARES   SECURITY                                                VALUE  NET ASSETS
-------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
    1,100   Xerox Corporation                                  $   64,969     $   121
      300   *Xilinx, Inc.                                          17,175          32
-------------------------------------------------------------------------------------
                                                                1,211,946       2,252
-------------------------------------------------------------------------------------
            UTILITIES--1.8%
    1,200   Enron Corporation                                      98,100         182
-------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $3,563,862)          97.2%   5,227,866       9,716
OTHER ASSETS, LESS LIABILITIES                           2.8      152,566         284
-------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $5,380,432     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

*   Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS HIGH YIELD FUND
June 30, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            CORPORATE BONDS--91.9%
            AEROSPACE/DEFENSE--1.7%
$     300M  Moog, Inc., 10%, 2006                              $   311,250     $   172
--------------------------------------------------------------------------------------
            APPAREL/TEXTILES--2.7%
      500M  Polymer Group, Inc., 9%, 2007                          481,250         267
--------------------------------------------------------------------------------------
            AUTOMOTIVE--6.1%
      300M  Cambridge Industries, Inc., 10.25%, 2007               244,500         136
      250M  Cooperative Computing, Inc., 9%, 2008                  210,000         116
      200M  Exide Corp., 10%, 2005                                 201,500         112
      500M  Special Devices, Inc., 11.375%, 2008+                  452,500         251
--------------------------------------------------------------------------------------
                                                                 1,108,500         615
--------------------------------------------------------------------------------------
            BUILDING MATERIALS--1.4%
      350M  American Architectural Products Corp., 11.75%,
              2007                                                 246,750         137
--------------------------------------------------------------------------------------
            CHEMICALS--3.8%
      250M  Huntsman ICI Chemicals LLC, 10.125%, 2009+             253,437         140
      400M  Huntsman Polymers Corp., 11.75%, 2004                  426,000         236
--------------------------------------------------------------------------------------
                                                                   679,437         376
--------------------------------------------------------------------------------------
            CONSUMER PRODUCTS--3.8%
      400M  AKI, Inc., 10.50%, 2008                                388,000         215
      350M  Corning Consumer Products Co., 9.625%, 2008            307,125         170
--------------------------------------------------------------------------------------
                                                                   695,125         385
--------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING--5.6%
      400M  Radnor Holdings Corp., 10%, 2003                       404,000         224
      400M  Tekni-Plex, Inc., 9.25%, 2008                          392,000         217
      200M  U.S. Can Corp., 10.125%, 2006                          210,000         116
--------------------------------------------------------------------------------------
                                                                 1,006,000         557
--------------------------------------------------------------------------------------
            DURABLE GOODS MANUFACTURING--2.2%
      400M  Columbus McKinnon Corp., 8.50%, 2008                   390,000         216
--------------------------------------------------------------------------------------
            ENERGY--3.8%
      400M  Giant Industries, Inc., 9.75%, 2003                    388,000         215
      300M  Stone Energy Corp., 8.75%, 2007                        295,125         164
--------------------------------------------------------------------------------------
                                                                   683,125         379
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE--3.4%
$     350M  Carmike Cinemas, Inc., 9.375%, 2009+               $   343,437     $   190
      400M  Outboard Marine Corp., 10.75%, 2008                    274,000         152
--------------------------------------------------------------------------------------
                                                                   617,437         342
--------------------------------------------------------------------------------------
            GAMING/LODGING--2.2%
      400M  Hollywood Park, Inc., 9.25%, 2007                      394,000         218
--------------------------------------------------------------------------------------
            HEALTHCARE--3.5%
      250M  Fisher Scientific International, Inc., 9%, 2008        241,250         134
      400M  Tenet Healthcare Corp., 8.625%, 2007                   392,000         217
--------------------------------------------------------------------------------------
                                                                   633,250         351
--------------------------------------------------------------------------------------
            MEDIA (CABLE TV/BROADCASTING)--8.8%
      350M  American Telecasting, Inc., 14.50%, 2004               369,250         205
      500M  Diva Systems Corp., 0% - 12.625%, 2008                 146,875          81
      400M  Echostar DBS Corp., 9.375%, 2009+                      408,000         226
      300M  Grupo Televisa SA, 11.875%, 2006                       309,375         171
      350M  Rogers Communications, Inc., 9.125%, 2006              357,875         198
--------------------------------------------------------------------------------------
                                                                 1,591,375         881
--------------------------------------------------------------------------------------
            MEDIA (OTHER)--2.1%
      200M  Garden State Newspapers, Inc., 8.75%, 2009             189,000         105
      200M  Garden State Newspapers, Inc., 8.625%, 2011+           189,500         105
--------------------------------------------------------------------------------------
                                                                   378,500         210
--------------------------------------------------------------------------------------
            MINING/METALS--9.1%
      400M  CSN Iron SA, 9.125%, 2007+                             306,000         170
      400M  Euramax International PLC, 11.25%, 2006                408,000         226
      250M  WCI Steel, Inc., 10%, 2004                             255,625         142
      300M  Wells Aluminum Corp., 10.125%, 2005                    295,500         164
      400M  Wheeling-Pittsburgh Corp., 9.25%, 2007                 380,000         211
--------------------------------------------------------------------------------------
                                                                 1,645,125         913
--------------------------------------------------------------------------------------
            MISCELLANEOUS--2.7%
      500M  Kindercare Learning Centers, Inc., 9.50%, 2009         480,000         266
--------------------------------------------------------------------------------------

EXECUTIVE INVESTORS HIGH YIELD FUND
June 30, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
PRINCIPAL                                                                     INVESTED
   AMOUNT                                                                     FOR EACH
       OR                                                                   $10,000 OF
   SHARES   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--8.9%
$     400M  Packaging Corp. of America, 9.625%, 2009+          $   408,000     $   226
      350M  Riverwood International Corp., 10.25%, 2006            356,563         198
      350M  S.D. Warren Co., 12%, 2004                             373,625         207
      417M  S.D. Warren Co., 14%, 2006                             477,637         265
--------------------------------------------------------------------------------------
                                                                 1,615,825         896
--------------------------------------------------------------------------------------
            REAL ESTATE/CONSTRUCTION--.9%
      400M  Cathay International, Ltd., 13%, 2008+                 156,000          86
--------------------------------------------------------------------------------------
            RETAIL - FOOD/DRUG--1.3%
      250M  Stater Brothers Holdings, Inc., 9%, 2004               241,250         134
--------------------------------------------------------------------------------------
            RETAIL - GENERAL MERCHANDISE--1.7%
      300M  Big 5 Corp., 10.875%, 2007                             304,500         169
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--16.2%
      500M  21st Century Telecommunications Group, Inc.,
              0% - 12.25%, 2008                                    216,250         120
      350M  CAI Wireless Systems, Inc., 0%, 2004                   173,250          96
      450M  E. Spire Communications, Inc., 0% - 13%, 2005          266,625         148
      500M  Facilicom International, Inc., 10.50%, 2008            390,000         216
      500M  McCaw International, Ltd., 0% - 13%, 2007              310,000         172
      250M  Netia Holdings BV, 10.25%, 2007                        218,125         121
      250M  Netia Holdings BV, 0% - 11.25%, 2007                   156,875          87
      400M  Pac-West Telecomm, Inc., 13.50%, 2009+                 401,000         222
      400M  PowerTel, Inc., 0% - 12%, 2006                         322,000         178
      200M  Qwest Communications International, Inc.,
              0% - 9.47%, 2007                                     154,500          86
      500M  RCN Corp., 0% - 11%, 2008                              311,250         172
--------------------------------------------------------------------------------------
                                                                 2,919,875       1,618
--------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $17,631,562)               16,578,574       9,188
--------------------------------------------------------------------------------------
            COMMON STOCKS--.9%
            MEDIA (CABLE TV/BROADCASTING)
    1,000   *Echostar Communications Corp. (cost $0)               153,438          85
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
 WARRANTS                                                                     INVESTED
       OR                                                                     FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            WARRANTS--.4%
            MEDIA (CABLE TV/BROADCASTING)--.1%
    1,500   *Diva Systems Corp. (expiring 3/1/08)+             $    18,000     $    10
--------------------------------------------------------------------------------------
            MINING/METALS--.0%
      200   *Gulf States Steel Acquisition Corp. (expiring
              4/15/03)+                                                  2          --
--------------------------------------------------------------------------------------
            PAPER/FOREST PRODUCTS--.3%
    9,000   *S.D. Warren Co., Inc. (expiring 12/15/06)+             45,000          25
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--.0%
      450   *E. Spire Communications, Inc. (expiring 11/1/05)        4,500           2
      400   *McCaw International, Ltd. (expiring 4/15/07)+           1,000           1
--------------------------------------------------------------------------------------
                                                                     5,500           3
--------------------------------------------------------------------------------------
TOTAL VALUE OF WARRANTS (cost $0)                                   68,502          38
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS--2.9%
$     500M  United States Treasury Note, 7%, 2006 (cost
              $534,875)                                            529,844         294
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $18,166,437)         96.1%     17,330,358       9,605
OTHER ASSETS, LESS LIABILITIES                         3.9         712,219         395
--------------------------------------------------------------------------------------
NET ASSETS                                           100.0%    $18,042,577    $ 10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

*   Non-income producing
+   See Note 4

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
EXECUTIVE INVESTORS INSURED TAX EXEMPT FUND
June 30, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            MUNICIPAL BONDS--95.2%
            ALABAMA--1.6%
$     250M  Coffee Cnty. Public Bldg. Authority, 6.10%,
              9/1/2016                                         $   267,187     $   160
--------------------------------------------------------------------------------------
            ARIZONA--2.8%
      250M  Maricopa County Ind. Dev. Auth. Hosp. Facs. Rev.
              (Samaritan Hlth. Svcs.), 7%, 12/1/2016               298,750         179
      145M  Maricopa County Uni. Sch. Dist. Gen. Oblig. #80
              (Chandler), 6.25%, 7/1/2011                          161,494          97
--------------------------------------------------------------------------------------
                                                                   460,244         276
--------------------------------------------------------------------------------------
            CALIFORNIA--9.8%
      230M  Golden West Schools Financing Authority Revenue,
              5.75%, 8/1/2017                                      240,637         144
      250M  San Francisco City & County Parking Auth., 7%,
              6/1/2005*                                            287,187         172
      500M  San Francisco City & County Redev. Agy. (Moscone
              Ctr.), 6.75%, 7/1/2015                               552,500         331
      250M  San Jose Redevelopment Agency, 6%, 8/1/2015            274,063         164
      250M  Santa Ana Fin. Auth. Lease Rev., 6.25%, 7/1/2015       280,000         168
--------------------------------------------------------------------------------------
                                                                 1,634,387         979
--------------------------------------------------------------------------------------
            COLORADO--2.3%
      350M  Garfield Pitkin & Eagle Cntys. School District
              #RE 1, 6.60%, 6/15/2004*                             385,000         231
--------------------------------------------------------------------------------------
            CONNECTICUT--2.6%
      400M  Connecticut Special Tax Oblig. Rev., 6.10%,
              10/1/2004*                                           433,500         260
--------------------------------------------------------------------------------------
            FLORIDA--5.2%
      335M  Cocoa Water & Sewer Rev., 5.75%, 10/1/2007*            358,869         215
      500M  Pensacola Airport Rev., 5.60%, 10/1/2017               513,750         308
--------------------------------------------------------------------------------------
                                                                   872,619         523
--------------------------------------------------------------------------------------
            ILLINOIS--10.6%
      500M  Chicago Board of Education, 6.25%, 12/1/2012           552,500         331
      500M  Chicago General Obligation, 6%, 7/1/2005*              542,500         325
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            ILLINOIS (continued)
$     500M  Illinois Dev. Fin. Auth. (Rockford School #205),
              6.55%, 2/1/2009                                  $   560,000     $   335
      100M  Will County School District General Obligation,
              7.10%, 12/1/2009                                     116,500          70
--------------------------------------------------------------------------------------
                                                                 1,771,500       1,061
--------------------------------------------------------------------------------------
            MAINE--1.6%
      250M  Maine Municipal Bond Bank, 6.50%, 11/1/2014            272,500         163
--------------------------------------------------------------------------------------
            MASSACHUSETTS--3.2%
      500M  Mass. Bay Transportation Auth. Gen. Sys. Rev.,
              5.80%, 3/1/2013                                      533,125         319
--------------------------------------------------------------------------------------
            MICHIGAN--2.0%
    1,000M  Howell Public Schools General Obligation, Zero
              Coupon, 5/1/2006*                                    331,250         198
--------------------------------------------------------------------------------------
            MISSOURI--4.7%
      200M  Liberty Sewer System Rev., 6.15%, 2/1/2015             215,250         129
      500M  Missouri State Health & Educational Facilities
              Auth. (BJC Health System), 6.75%, 5/15/2010          572,500         343
--------------------------------------------------------------------------------------
                                                                   787,750         472
--------------------------------------------------------------------------------------
            NEW JERSEY--3.1%
      485M  New Jersey Housing & Mortgage Fin. Rev., 6.55%,
              10/1/2010                                            511,675         307
--------------------------------------------------------------------------------------
            NEW YORK--1.9%
      290M  New York City Municipal Water Fin. Auth. Rev.,
              5.875%, 6/15/2012                                    312,113         187
--------------------------------------------------------------------------------------
            NORTH CAROLINA--2.7%
      430M  North Carolina Central Univ. Hsg. Rev., 5.75%,
              11/1/2015                                            450,425         270
--------------------------------------------------------------------------------------
            OHIO--1.6%
      250M  Lorain County Hosp. Rev. (Catholic Healthcare
              Partners), 5.625%, 9/1/2014                          259,375         155
--------------------------------------------------------------------------------------
            OKLAHOMA--3.3%
      500M  Grand River Dam Auth. Rev., 6.25%, 6/1/2011            556,250         333
--------------------------------------------------------------------------------------

EXECUTIVE INVESTORS INSURED TAX EXEMPT FUND
June 30, 1999

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            OREGON--9.6%
$     500M  Oregon State Dept. of Administrative Services
              Cert. of Partic., 5.65%, 5/1/2007*               $   530,625     $   318
      500M  Salem-Keizer School District #24J, 5%, 6/1/2017        480,625         288
      600M  Umatilla County Sch. Dist. #008R (Hermiston),
              4.65%, 6/15/2009                                     588,750         353
--------------------------------------------------------------------------------------
                                                                 1,600,000         959
--------------------------------------------------------------------------------------
            PENNSYLVANIA--10.8%
      525M  Erie General Obligation, 5.75%, 5/15/2007*             557,156         334
      100M  Jeannette School District General Obligation,
              6.65%, 6/15/2001*                                    104,750          63
      350M  Philaldelphia Water & Wastewater Rev., 6.25%,
              8/1/2012                                             388,500         233
      800M  Pittsburgh & Allegheny Cnty. Pub. Auth. Sales Tax
              Rev., 5%, 2/1/2019                                   759,000         455
--------------------------------------------------------------------------------------
                                                                 1,809,406       1,085
--------------------------------------------------------------------------------------
            PUERTO RICO--6.2%
      400M  Puerto Rico Commonwealth Hwy. & Transn. Auth.
              Rev., 6.25%, 7/1/2014                                448,500         269
      545M  Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl.
              Facs., 6.25%, 7/1/2016                               592,006         355
--------------------------------------------------------------------------------------
                                                                 1,040,506         624
--------------------------------------------------------------------------------------
            RHODE ISLAND--1.3%
      200M  Rhode Island Convention Center Authority, 6.70%,
              5/15/2001*                                           212,750         127
--------------------------------------------------------------------------------------
            TEXAS--8.3%
      505M  Austin Utility System Rev., 6%, 11/15/2013             547,925         328
      500M  Harris County General Obligation, 6.50%,
              8/15/2013                                            566,875         340
      250M  Houston Water Conveyance System Cert. of Partic.,
              6.25%, 12/15/2012                                    276,563         166
--------------------------------------------------------------------------------------
                                                                 1,391,363         834
--------------------------------------------------------------------------------------
TOTAL VALUE OF MUNICIPAL BONDS (cost $14,826,391)               15,892,925       9,523
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                                AMOUNT
                                                                              INVESTED
                                                                              FOR EACH
PRINCIPAL                                                                   $10,000 OF
   AMOUNT   SECURITY                                                 VALUE  NET ASSETS
--------------------------------------------------------------------------------------
            SHORT-TERM TAX EXEMPT INVESTMENTS--3.0%
            FLORIDA
$     500M  Dade County Florida Aviation Fac. Rev. Adjustable
              Rate Note, 3.30% (cost $500,000)**               $   500,000     $   299
--------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $15,326,391)           98.2%   16,392,925       9,822
OTHER ASSETS, LESS LIABILITIES                           1.8       296,506         178
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $16,689,431     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Muncipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. Interest rate shown is the rate in effect at June 30, 1999.

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
EXECUTIVE INVESTORS TRUST
June 30, 1999

--------------------------------------------------------------------------------------------
                                               BLUE CHIP        HIGH YIELD       INSURED TAX
                                                    FUND              FUND       EXEMPT FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $     3,563,862   $    18,166,437   $    15,326,391
                                         ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------
  At value (Note 1A)...................  $     5,227,866   $    17,330,358   $    16,392,925
Cash...................................          173,985           258,902           228,680
Receivables:
  Interest and dividends...............            2,954           404,038           216,953
  Investment securities sold...........           88,986           204,250                --
  Trust shares sold....................              371            29,963                --
Other assets...........................               --             4,966                --
                                         ---------------   ---------------   ---------------
Total Assets...........................        5,494,162        18,232,477        16,838,558
                                         ---------------   ---------------   ---------------
LIABILITIES
Payables:
  Trust shares redeemed................              100            16,399            77,162
  Dividends payable....................               --           139,597            65,012
  Investment securities purchased......          107,269                --                --
Accrued expenses.......................            5,118            25,742             4,060
Accrued advisory fee...................            1,243             8,162             2,893
                                         ---------------   ---------------   ---------------
Total Liabilities......................          113,730           189,900           149,127
                                         ---------------   ---------------   ---------------
NET ASSETS.............................  $     5,380,432   $    18,042,577   $    16,689,431
                                         ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------
NET ASSETS CONSIST OF:
Capital paid in........................  $     3,384,844   $    20,497,378   $    15,579,744
Undistributed net investment income....            3,389            96,696            10,952
Accumulated net realized gain (loss) on
  investment transactions..............          328,195        (1,715,418)           32,201
Net unrealized appreciation
  (depreciation) in value of
  investments..........................        1,664,004          (836,079)        1,066,534
                                         ---------------   ---------------   ---------------
Total..................................  $     5,380,432   $    18,042,577   $    16,689,431
                                         ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING..........................          196,961         2,478,428         1,191,561
                                                 -------   ---------------   ---------------
                                                 -------   ---------------   ---------------
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE (Net assets divided by
  trust shares outstanding)............  $         27.32   $          7.28   $         14.01
                                                  ------             -----            ------
                                                  ------             -----            ------
MAXIMUM OFFERING PRICE PER SHARE
  (Net asset value/.9525)*.............  $         28.68   $          7.64   $         14.71
                                                  ------             -----            ------
                                                  ------             -----            ------

*   On purchases of $100,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
EXECUTIVE INVESTORS TRUST
Six Months Ended June 30, 1999

--------------------------------------------------------------------------------------
                                             BLUE CHIP      HIGH YIELD     INSURED TAX
                                                  FUND            FUND     EXEMPT FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Interest.............................  $       1,401   $     963,059   $     463,769
  Dividends............................         30,058              --              --
                                         -------------   -------------   -------------
Total income...........................         31,459         963,059         463,769
                                         -------------   -------------   -------------
Expenses (Notes 1 and 3):
  Advisory fee.........................         25,345          93,749          86,656
  Distribution plan expenses...........         12,672          46,874          36,829
  Shareholder servicing costs..........          3,013          10,044           5,091
  Professional fees....................          1,029           5,853           5,120
  Custodian fees.......................          2,686           2,226           3,322
  Reports and notices to
    shareholders.......................          1,469           4,398           1,868
  Other expenses.......................            187             302             873
                                         -------------   -------------   -------------
Total expenses.........................         46,401         163,446         139,759
Less: Expenses waived or assumed.......        (19,255)        (56,249)        (68,943)
     Custodian fees paid indirectly....         (2,030)           (726)         (2,095)
                                         -------------   -------------   -------------
Net expenses...........................         25,116         106,471          68,721
                                         -------------   -------------   -------------
Net investment income..................          6,343         856,588         395,048
                                         -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 2):
Net realized gain (loss) on
  investments..........................        328,422         (48,175)         32,201
Net unrealized appreciation
  (depreciation) of investments........        157,598        (446,646)       (709,209)
                                         -------------   -------------   -------------
Net gain (loss) on investments.........        486,020        (494,821)       (677,008)
                                         -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............  $     492,363   $     361,767   $    (281,960)
                                         -------------   -------------   -------------
                                         -------------   -------------   -------------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
EXECUTIVE INVESTORS TRUST

--------------------------------------------------------------------------

                                                  BLUE CHIP FUND
                                         ---------------------------------
                                               1/1/99 TO         1/1/98 TO
                                                 6/30/99          12/31/98
---------------------------------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income................  $         6,343   $        21,097
  Net realized gain (loss) on
    investments........................          328,422           104,448
  Net unrealized appreciation
    (depreciation) of investments......          157,598           608,792
                                         ---------------   ---------------
    Net increase (decrease) in net
      assets resulting from
      operations.......................          492,363           734,337
                                         ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income................           (2,954)          (22,710)
  Net realized gains...................               --          (111,862)
                                         ---------------   ---------------
    Total distributions................           (2,954)         (134,572)
                                         ---------------   ---------------
TRUST SHARE TRANSACTIONS(a)
  Proceeds from shares sold............          400,052         1,201,975
  Reinvestment of distributions........            2,757           123,620
  Cost of shares redeemed..............         (389,520)         (774,927)
                                         ---------------   ---------------
  Net increase (decrease) from trust
    share transactions.................           13,289           550,668
                                         ---------------   ---------------
    Net increase (decrease) in net
      assets...........................          502,698         1,150,433
NET ASSETS
  Beginning of period..................        4,877,734         3,727,301
                                         ---------------   ---------------
  End of period+.......................  $     5,380,432   $     4,877,734
                                         ---------------   ---------------
                                         ---------------   ---------------
+Includes undistributed net investment
 income of.............................  $         3,389                --
                                         ---------------   ---------------
                                         ---------------   ---------------
(a)TRUST SHARES ISSUED AND REDEEMED
  Sold.................................           15,357            53,050
  Issued for distributions
    reinvested.........................              108             5,026
  Redeemed.............................          (14,913)          (33,583)
                                         ---------------   ---------------
  Net increase (decrease) in trust
    shares.............................              552            24,493
                                         ---------------   ---------------
                                         ---------------   ---------------

                       See notes to financial statements

--------------------------------------------------------------------------------------------------------------
                                                                                          INSURED
                                                  HIGH YIELD FUND                     TAX EXEMPT FUND
                                         ---------------------------------   ---------------------------------
                                               1/1/99 TO         1/1/98 TO         1/1/99 TO         1/1/98 TO
                                                 6/30/99          12/31/98           6/30/99          12/31/98
---------------------------------------  ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income................  $       856,588   $     1,666,951   $       395,048   $       754,660
  Net realized gain (loss) on
    investments........................          (48,175)          126,660            32,201           270,022
  Net unrealized appreciation
    (depreciation) of investments......         (446,646)       (1,643,367)         (709,209)          157,055
                                         ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net
     assets resulting from
     operations........................          361,767           150,244          (281,960)        1,181,737
                                         ---------------   ---------------   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income................         (873,831)       (1,691,909)         (384,096)         (755,255)
  Net realized gains...................               --                --                --          (270,196)
                                         ---------------   ---------------   ---------------   ---------------
    Total distributions................         (873,831)       (1,691,909)         (384,096)       (1,025,451)
                                         ---------------   ---------------   ---------------   ---------------
TRUST SHARE TRANSACTIONS(a)
  Proceeds from shares sold............        1,304,242         3,991,914         1,053,995         2,842,251
  Reinvestment of distributions........          297,778           702,882           182,262           647,163
  Cost of shares redeemed..............       (2,003,066)       (3,431,181)         (789,965)       (2,929,454)
                                         ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) from trust
    share transactions.................         (401,046)        1,263,615           446,292           559,960
                                         ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) in net
     assets............................         (913,110)         (278,050)         (219,764)          716,246
NET ASSETS
  Beginning of period..................       18,955,687        19,233,737        16,909,195        16,192,949
                                         ---------------   ---------------   ---------------   ---------------
  End of period+.......................  $    18,042,577   $    18,955,687   $    16,689,431   $    16,909,195
                                         ---------------   ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------   ---------------
+Includes undistributed net investment
  income of............................  $        96,696   $       113,939   $        10,952                --
                                         ---------------   ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------   ---------------
(a)TRUST SHARES ISSUED AND REDEEMED
  Sold.................................          175,032           505,647            72,312           194,643
  Issued for distributions
    reinvested.........................           39,946            89,636            12,550            44,423
  Redeemed.............................         (268,013)         (437,480)          (54,975)         (200,774)
                                         ---------------   ---------------   ---------------   ---------------
  Net increase (decrease) in trust
    shares.............................          (53,035)          157,803            29,887            38,292
                                         ---------------   ---------------   ---------------   ---------------
                                         ---------------   ---------------   ---------------   ---------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
EXECUTIVE INVESTORS TRUST

1. SIGNIFICANT ACCOUNTING POLICIES--Executive Investors Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of unlimited shares of beneficial interest of the Blue Chip Fund, the High Yield Fund and the Insured Tax Exempt Fund (each a "Fund") and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

BLUE CHIP FUND seeks high total investment return consistent with the preservation of capital.

HIGH YIELD FUND primarily seeks high current income and secondarily seeks capital appreciation.

INSURED TAX EXEMPT FUND seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the Alternative Minimum Tax.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices prior to the time when assets are valued based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities, and other available information in determining value. The municipal bonds in which the Insured Tax Exempt Fund invests are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Trustees. The pricing services use quotations obtained from investment dealers or brokers for particular securities being evaluated, information with respect to market transactions in comparable securities and consider security type, rating, market condition, yield data and other available information in determining value. "When-issued securities" are reflected in the assets of the Fund as of the date the securities are purchased. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust.

The municipal bonds held by the Insured Tax Exempt Fund are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Fund may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Fund's policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Fund will consider security type, rating, market condition and yield. The Fund may invest up to 20% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of the Trust to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve it from all, or substantially all, federal income taxes. At December 31, 1998, the High Yield Fund had capital loss carryovers of $1,667,243 of which $1,286,892 expires in 1999, $211,168 expires in 2003, $109,463 expires in 2004 and $59,720 expires in 2005.

C. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

D. Distributions to Shareholders--Dividends from net investment income to the shareholders of the High Yield Fund and the Insured Tax Exempt Fund are normally declared daily and paid monthly. Dividends from net investment income of the Blue Chip Fund are normally declared and paid quarterly. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and post-October capital losses.

EXECUTIVE INVESTORS TRUST

E. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. For the six months ended June 30, 1999, The Bank of New York, custodian for the Funds, has provided total credits in the amount of $4,851 against custodian charges based on the uninvested cash balances of the Funds.

2. SECURITY TRANSACTIONS--For the six months ended June 30, 1999, purchases and sales of securities other than short-term tax exempt investments and short-term securities, were as follows:

                                             Cost of     Proceeds
Fund                                       Purchases     of Sales
---------------------------------------  -----------  -----------
Blue Chip Fund.........................  $ 2,611,652  $ 2,567,920
High Yield Fund........................    4,729,682    5,398,702
Insured Tax Exempt Fund................   12,835,027   13,915,423

At June 30, 1999, aggregate cost and net unrealized appreciation
(depreciation) of securities for federal income tax purposes were as follows:

                                                             Gross         Gross  Net Unrealized
                                           Aggregate    Unrealized    Unrealized    Appreciation
Fund                                            Cost  Appreciation  Depreciation  (Depreciation)
---------------------------------------  -----------  ------------  ------------  --------------
Blue Chip Fund.........................  $ 3,563,862  $  1,692,809  $     28,805  $    1,664,004
High Yield Fund........................   18,166,437       564,662     1,400,741        (836,079)
Insured Tax Exempt Fund................   15,326,391     1,107,660        41,126       1,066,534

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and trustees of the Trust are officers and directors of its investment adviser, Executive Investors Management Company, Inc. ("EIMCO"), its underwriter, Executive Investors Corporation ("EIC"), its transfer agent, Administrative Data

Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Trust's Individual Retirement Accounts. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 1999, total trustee fees accrued by the Funds amounted to $450.

The Investment Advisory Agreement provides as compensation to EIMCO an annual fee, payable monthly, at the rate of 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. For the six months ended June 30, 1999, the total advisory fees earned by EIMCO from all Funds was $205,750 of which $120,206 was waived. In addition, expenses of $10,165 were assumed by EIMCO.

For the six months ended June 30, 1999, EIC, as underwriter of the Trust, received $10,076 in commissions from the sale of Trust shares, after allowing $70,808 to other dealers. Shareholder servicing costs included $13,998 in transfer agent fees accrued to ADM and $1,460 in IRA custodian fees accrued to FFS.

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay a fee equal to .50% of its average daily net assets on an annualized basis each fiscal year, payable quarterly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 1999, total distribution plan fees accrued to EIC amounted to $96,375 (of which $14,076 was waived).

4. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At June 30, 1999, the High Yield Fund held thirteen 144A securities with an aggregate value of $2,981,876. These securities represent 16.5% of the Fund's net assets and are valued as set forth in Note 1A.

5. CONCENTRATION OF CREDIT RISK--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

FINANCIAL HIGHLIGHTS
EXECUTIVE INVESTORS TRUST

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

L
     -------------------------------------------------------------------------------------------------------------------
                                                       P E R   S H A R E   D A T A
            ------------------------------------------------------------------------------------------------------------------

                                   INCOME FROM INVESTMENT OPERATIONS
               NET ASSET    -----------------------------------------------      LESS DISTRIBUTIONS FROM
                   VALUE                       NET REALIZED                    ----------------------------
            ------------             NET     AND UNREALIZED      TOTAL FROM             NET             NET
               BEGINNING      INVESTMENT     GAIN (LOSS) ON      INVESTMENT      INVESTMENT        REALIZED              TOTAL
               OF PERIOD          INCOME        INVESTMENTS      OPERATIONS          INCOME            GAIN      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
1994.....        $ 14.07         $   .24            $  (.41)        $  (.17)        $   .22         $   .93            $  1.15
1995.....          12.75             .30               4.30            4.60             .29             .74               1.03
1996.....          16.32             .22               3.13            3.35             .24            1.07               1.31
1997.....          18.36             .19               4.68            4.87             .19            1.36               1.55
1998.....          21.68             .11               3.74            3.85             .12             .58                .70
1999**...          24.83             .03               2.48            2.51             .02              --                .02
------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
1994.....        $  7.89         $   .70            $  (.87)        $  (.17)        $   .74         $    --            $   .74
1995.....           6.98             .70                .58            1.28             .67              --                .67
1996.....           7.59             .72                .28            1.00             .70              --                .70
1997.....           7.89             .68                .23             .91             .70              --                .70
1998.....           8.10             .67               (.60)            .07             .68              --                .68
1999**...           7.49             .35               (.21)            .14             .35              --                .35
------------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
1994.....        $ 13.77         $   .68            $ (1.23)        $  (.55)        $   .69         $    --            $   .69
1995.....          12.53             .72               1.80            2.52             .73             .28               1.01
1996.....          14.04             .66               (.10)            .56             .67             .11                .78
1997.....          13.82             .67                .71            1.38             .67             .12                .79
1998.....          14.41             .66                .39            1.05             .66             .24                .90
1999**...          14.56             .33               (.56)           (.23)            .32              --                .32
------------------------------------------------------------------------------------------------------------------------------

(a)    Annualized
*      Calculated without sales charges.
**     For the period January 1, 1999 to June 30, 1999.
+      Net of expenses waived or assumed (Note 3).

                       See notes to financial statements

The following table sets forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
L

   --------------------------------------------------------------------------------------------------------------------
                                                R A T I O S / S U P P L E M E N T A L   D A T A
                      ----------------------------------------------------------------------------------------------------
           ---------
                                                                                  RATIO TO AVERAGE NET
                                                   RATIO TO AVERAGE              ASSETS BEFORE EXPENSES
                                                      NET ASSETS+                  WAIVED OR ASSUMED
           NET ASSET                           -------------------------      ----------------------------
               VALUE                                                 NET                               NET       PORTFOLIO
           ---------    TOTAL     NET ASSETS                  INVESTMENT                        INVESTMENT        TURNOVER
                 END  RETURN*  END OF PERIOD   EXPENSES           INCOME        EXPENSES            INCOME            RATE
           OF PERIOD      (%)  (IN MILLIONS)        (%)              (%)             (%)               (%)             (%)
--------------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
1994.....  $   12.75    (1.21) $           1        .50             1.82            2.54              (.22)             89
1995.....      16.32    36.30              1        .50             1.99            2.20               .29              33
1996.....      18.36    20.62              2        .75             1.33            2.28              (.20)             50
1997.....      21.68    26.58              4        .75              .92            2.03              (.36)            163
1998.....      24.83    17.81              5        .92              .49            1.84              (.43)             96
1999**...      27.32    10.09              5       1.00(a)           .25(a)         1.75(a)           (.50)(a)          52
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
1994.....  $    6.98    (2.32) $          15       1.33             9.45            1.88              8.90              53
1995.....       7.59    19.08             16       1.35             9.52            1.90              8.97              69
1996.....       7.89    13.69             17       1.22             9.38            1.82              8.78              27
1997.....       8.10    12.03             19       1.22             8.68            1.82              8.08              49
1998.....       7.49      .86             19       1.25             8.54            1.83              7.96              41
1999**...       7.28     1.86             18       1.14(a)          9.14(a)         1.74(a)           8.54(a)           26
--------------------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
1994.....  $   12.53    (3.95) $          10        .50             5.39            1.80              4.09             215
1995.....      14.04    20.53             13        .50             5.35            1.74              4.11             147
1996.....      13.82     4.11             15        .75             4.85            1.71              3.89             116
1997.....      14.41    10.30             16        .75             4.80            1.71              3.84             126
1998.....      14.56     7.39             17        .80             4.50            1.73              3.57             172
1999**...      14.01    (1.61)            17        .80(a)          4.56(a)         1.58(a)           3.78(a)           77
--------------------------------------------------------------------------------------------------------------------------

(a)    Annualized
*      Calculated without sales charges.
**     For the period January 1, 1999 to June 30, 1999.
+      Net of expenses waived or assumed (Note 3).

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Trustees of
Executive Investors Trust

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the Blue Chip, High Yield and Insured Tax Exempt Funds (comprising Executive Investors Trust), as of June 30, 1999, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1999 and the year ended December 31, 1998 and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip, High Yield and Insured Tax Exempt Funds at June 30, 1999, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 30, 1999

EXECUTIVE INVESTORS TRUST

TRUSTEES
--------------------------------

JAMES J. COY (Emeritus)

GLENN O. HEAD

KATHRYN S. HEAD

LARRY R. LAVOIE

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
--------------------------------

GLENN O. HEAD
President

DENNIS T. FITZPATRICK
Vice President

GEORGE V. GANTER
Vice President

PATRICIA D. POITRA
Vice President

CLARK D. WAGNER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

EXECUTIVE INVESTORS TRUST

SHAREHOLDER INFORMATION
--------------------------------

INVESTMENT ADVISER
EXECUTIVE INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

UNDERWRITER
EXECUTIVE INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Trust's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Trust will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

[LOGO] First Investors
       95 Wall Street
       New York, New York 10005
                     EIHY107